OTHER INFORMATION	12 Months Ended
Dec. 31, 2023
Other Information
OTHER INFORMATION

42)	OTHER INFORMATION

a)	On November 16, 2022, Law No. 14,467 was enacted, in full conversion of Provisional Measure No. 1,128/22, which establishes new rules for the deductibility of credit losses resulting from the activities of financial institutions and other institutions authorized to operate by the Central Bank of Brazil, in the calculation of profits subject to income tax and CSLL, coming in to effect as of January 1, 2025, where we highlight the rules: i) application of factors for the deduction of defaulted operations (operation overdue for more than ninety days); and ii) losses on January 1, 2025, related to credits that are in default on December 31, 2024, which have not been deducted by that date, can only be excluded in determining the taxable income and the calculation basis of the CSLL, at the rate of one-thirty-sixths for each month of the calculation period, starting in April 2025.

b)	On August 31, 2023, Bradesco informed its shareholders that the company Atlântica (an indirect subsidiary of the Insurance Group) entered into an Agreement for Investment, Purchase and Sale of Shares and other Covenants with Hospital Santa Lúcia S.A. for the acquisition of 20% of the capital of Grupo Santa. The transaction is aligned with Atlântica's strategy of investing in the healthcare sector's value chain and completion is subject to compliance with certain suspensive conditions usual in operations of this nature, including due regulatory approvals.

c)	On December 21, 2023, Bradesco informed its shareholders that Atlântica Hospitais e Participações S.A. (“Atlântica”), a company focused on investing in hospitals, an indirect subsidiary of Bradesco and Bradseg Participações S.A. (part of the Bradesco Seguros Group), entered into, on this date, an Investment Agreement with Hospital Mater Dei S.A. (“Mater Dei”) for the development and operation of a new general hospital in São Paulo. Atlântica will have 51% of the company to be formed (“SPE”), and Mater Dei, which will be responsible for the medical and administrative management of the hospital, will have 49%. The transaction is aligned with Atlântica's strategy of investing in the healthcare sector's value chain through partnerships with players established in the operation of hospitals and is subject to compliance with certain suspensive conditions usual in operations of this nature, including the necessary regulatory approvals.

d)	On December 20, 2023, the Constitutional Amendment No. 132 was enacted, establishing the Consumption Tax Reform. This is intended to simplify and modernize the tax system, and to boost the country's economy by eliminating the complexity of the current tax system. The key change is the creation of the Tax on Goods and Services (IBS) that will replace PIS and Cofins contributions, and the Contribution on Goods and Services (CBS) replacing ISS and ICMS. The new taxes are broadly non-cumulative and will have single and uniform legislation throughout the country. To implement the changes, the National Congress needs to approve Supplementary Laws to regulate the Constitutional Amendment. The texts of the regulations are expected to be sent to Congress by the Executive Branch in the first half of 2024. To implement the Tax Reform, there will be a transition phase that will last from 2026 to 2032. The Bank has been following the discussions on this matter and awaits the finalized regulations for an accurate assessment of the impacts resulting from this Constitutional Amendment.

e)	On February 05, 2024, Bradesco informed its shareholders that its indirect subsidiary, Quixaba Empreendimentos e Participações Ltda ("Quixaba") and BB Elo Cartões Participações S.A. ("BB Elo" and, jointly with BB Elo, the "Controlling Shareholders"), sent a notice to Cielo S.A. - Instituição de Pagamento ("Company") informing of their decision to proceed with the conversion of the Company’s publicly-held company registration from category "A" to "B" issuer, with its consequent delisting from the special listing segment called Novo Mercado of B3 S.A. - Brasil, Bolsa, Balcão ("B3"), through the launch of a unified tender offer for the acquisition of common shares for both, the conversion of the Company's registration as a publicly-held company from category "A" to "B" and the delisting from the special listing segment, in accordance with the applicable legislation and the Company's bylaws ("Tender Offer"). The request for registration of the Tender Offer will be made according to the regulatory deadline.

The Tender Offer will be launched by (i) the Controlling Shareholders and by the companies (ii) Elo Participações Ltda. ("Elo Participações"), (iii) Alelo Instituição de Pagamento S.A. (“Alelo”) and (iv) Livelo S.A. ("Livelo" and, jointly with the Controlling Shareholders, Elo Participações and Alelo, the "Offerors"), indirect subsidiaries of Bradesco and Banco do Brasil S.A. (direct controller of BB Elo), for the acquisition of up to all the ordinary shares issued by the Company, except for those held by the Offerors, the Controlling Shareholders, directly or indirectly, and those held in treasury ("Tender Offer Shares”), on a unified basis for the purposes of (i) converting the Company’s registration as a category “A” public company to “B”; and (ii) delisting the Company from the special listing segment called Novo Mercado of B3. The price offered for each Tender Offer Shares will be R$5,35.

The Tender Offer depends on the fulfillment of certain conditions, including applicable legal and regulatory approvals from the competent governmental authorities. The other terms and conditions of the Tender Offer will be made available to the market in due course, in accordance with the applicable rules.